PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Actuarial Assumptions for Defined Benefit Plans (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%	1.75%	1.50%
Rate of compensation increase	1.90%	2.00%	1.80%
Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	10.50%	16.00%	15.00%
Rate of compensation increase	10.00%	10.00%	9.00%
Pension defined benefit plans | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.90%	3.80%	3.45%
Rate of compensation increase	2.80%	2.85%	2.81%
Other post-employment benefits and other long-term employee benefits (OPEB) | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%	1.75%	1.30%
Rate of compensation increase	1.60%	2.00%	2.00%
Other post-employment benefits and other long-term employee benefits (OPEB) | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	7.25%	9.50%	7.65%
Rate of compensation increase	4.80%	4.80%	4.50%
Other post-employment benefits and other long-term employee benefits (OPEB) | Weighted average
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.06%	3.98%	3.60%
Rate of compensation increase	2.95%	3.24%	3.32%